STOCK BASED COMPENSATION - Restricted Stock Units (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			1 year
Cliff Vesting Period			4 years
Weighted-average period		3 years 1 month 6 days	2 years 9 months 18 days
Expenses recognized	$ 3.6
Unvested restricted stock awards outstanding
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years	4 years
Cliff Vesting Period		1 year	1 year
Unrecognized compensation costs, non-vested RSUs		$ 11.6	$ 4.8
Weighted-average period		3 years 7 months 6 days	3 years 3 months 18 days
Expenses recognized		$ 0.8	$ 0.6
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Balance at beginning of period, unvested shares (in shares)		683
Issuance of additional shares (in shares)		250	683
Vested (in shares)		15
Balance at end of period, unvested shares (in shares)		918	683
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Balance at beginning of Period, unvested shares (in dollars per share)		$ 8.02
Issuance of additional shares (in dollars per share)		30.49	$ 8.02
Vested (in dollars per share)		8.19
Balance at end of Period, unvested shares (in dollars per share)		$ 14.14	$ 8.02